SCHEDULE OF OPERATING LOSS CARRY FORWARDS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss tax carryforwards	$ 24,268,692	$ 18,349,753
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss tax carryforwards	11,220,065	16,892,754
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss tax carryforwards	$ 17,672,420	$ 16,377,435